NFJ DIVIDEND VALUE PORTFOLIO
NFJ DIVIDEND VALUE PORTFOLIO
PREMIER MULTI-SERIES VIT Supplement Dated December 29, 2015 to the Prospectus Dated April 27, 2015 (as supplemented thereafter) Disclosure Relating to NFJ Dividend Value Portfolio (the “Portfolio”)

Effective January 1, 2016, within the Portfolio Summary section, the fee tables and expense examples for the Portfolio under “Annual Portfolio Operating Expenses” are hereby revised in their entirety as follows:

Annual Fund Operating Expenses	NFJ DIVIDEND VALUE PORTFOLIO NFJ DIVIDEND VALUE PORTFOLIO
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%	[1]
Total Annual Portfolio Operating Expenses	1.17%
Expense Reductions	(0.17%)	[2]
Total Annual Portfolio Operating Expenses After Expense Reductions	1.00%	[2]
[1]	Other Expenses have been restated to exclude 0.04% in payments to the Manager incurred during the fiscal year ended December 31, 2014, as recoupment for fees and/or expenses that the Manager waived or reimbursed in a prior fiscal year pursuant to the Portfolio's contractual expense limitation. No additional recoupment is available to be paid to the Manager under such limitation in the current fiscal year or in future periods.
[2]	Total Annual Portfolio Operating Expenses After Expense Reductions reflect the effect of two contractual arrangements entered into by the Manager, each effective beginning on January 1, 2016. Pursuant to the first arrangement, the Manager has contractually agreed to observe, through April 30, 2017, an irrevocable waiver of a portion of its management fees, which reduces the contractual rate by 0.05%, from 0.70% to 0.65%. Under the second arrangement, the Manager has entered into an Expense Limitation Agreement with the Trust, under which the Manager has contractually agreed to temporarily waive its management fee and/or reimburse the Portfolio through April 30, 2017 to the extent that Total Annual Portfolio Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.00% for the Portfolio. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Portfolio shares for the time periods indicated, your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. These Examples do not take into account the fees and expenses of Affiliated Funds or Variable Contracts (each as defined below) through which investors may invest indirectly into the Portfolio. If they did, expenses would be higher. The Examples are based, for the first year, on Total Annual Fund Operating Expenses after Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example	1 Year	3 Years	5 Years	10 Years
NFJ DIVIDEND VALUE PORTFOLIO | NFJ DIVIDEND VALUE PORTFOLIO | USD ($)	102	355	627	1,405

Please retain this Supplement for future reference.